Label	Element	Value
Stage 3 POCI [Member] | Gross Carrying Amount [Member]
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	€ 0	[1],[2]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	3,000,000	[1],[2]
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(258,000,000)	[1],[2]
Gross Carrying Amount	db_GrossCarryingValue	1,041,000,000	[1],[2]
Stage 3 POCI [Member] | Total loan loss allowance [Member]
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	1,000,000	[1],[2],[3],[4]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	3,000,000	[1],[2],[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	182,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	180,000,000	[1],[2],[3],[4]
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(28,000,000)	[1],[2],[3],[4],[5],[6],[7]
Movements in financial assets including new business	db_MovementsIncludingNewBusiness	22,000,000	[1],[2],[3],[4]
Provision for Credit Losses excluding country risk	db_ProvisionForCreditLossesExcludingCountryRisk	22,000,000	[1],[2],[8],[9],[10]
Total Stages [Member]
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	(35,000,000)
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	(6,000,000)
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	(10,000,000)	[3],[4]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	71,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	4,895,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	4,995,000,000	[3],[4]
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(1,043,000,000)	[3],[4],[5],[6],[7]
Movements in financial assets including new business	db_MovementsIncludingNewBusiness	1,081,000,000	[3],[4]
Provision for Credit Losses excluding country risk	db_ProvisionForCreditLossesExcludingCountryRisk	1,081,000,000	[8],[9],[10]
Changes in models	ifrs-full_IncreaseDecreaseThroughChangesInModelsOrRiskParametersFinancialAssets	0	[3],[4]
Transfers due to changes in creditworthiness	ifrs-full_IncreaseDecreaseThroughTransfersFinancialAssets	0	[3],[4]
Total Stages [Member] | Modified Assets Amortized Cost [Member]
Amortized cost carrying amount prior to modification	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesAmortisedCostBeforeModification	1,292,000,000
Amortized cost carrying amount prior to modification	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesAmortisedCostBeforeModification	47,000,000
Stage 1 [Member] | Gross Carrying Amount [Member]
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	10,334,000,000
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(103,660,000,000)
Gross Carrying Amount	db_GrossCarryingValue	729,021,000,000
Stage 1 [Member] | Total loan loss allowance [Member]
Of which: Financial Guarantees, end of period	db_OfWhichFinancialGuarantees	84,000,000
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	0
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	2,000,000	[3],[4]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	0	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	440,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	533,000,000	[3],[4]
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	0	[3],[4],[5],[6],[7]
Increase (decrease) through foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeExposureToCreditRiskOnLoanCommitmentsAndFinancialGuaranteeContracts	1,000,000	[11],[12]
Movements in financial assets including new business	db_MovementsIncludingNewBusiness	(32,000,000)	[3],[4]
Provision for Credit Losses excluding country risk	db_ProvisionForCreditLossesExcludingCountryRisk	90,000,000	[8],[9],[10]
Provision for Credit Losses excluding country risk	db_ProvisionForCreditLossesExcludingCountryRisk	(28,000,000)	[11],[12],[13],[14]
Transfers due to changes in creditworthiness	ifrs-full_IncreaseDecreaseThroughTransfersFinancialAssets	122,000,000	[3],[4]
Nominal amount	db_NominalAmount	117,000,000	[11],[12]
Increase (decrease) through transfers due to changes in creditworthiness	ifrs-full_IncreaseDecreaseThroughTransfersExposureToCreditRiskOnLoanCommitmentsAndFinancialGuaranteeContracts	11,000,000	[11],[12]
Stage 2 [Member] | Gross Carrying Amount [Member]
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	639,000,000
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(2,177,000,000)
Gross Carrying Amount	db_GrossCarryingValue	45,335,000,000
Stage 2 [Member]
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	5,000,000
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	0
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	12,000,000	[3],[4]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	0	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	532,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	626,000,000	[3],[4]
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	0	[3],[4],[5],[6],[7]
Movements in financial assets including new business	db_MovementsIncludingNewBusiness	204,000,000	[3],[4]
Provision for Credit Losses excluding country risk	db_ProvisionForCreditLossesExcludingCountryRisk	82,000,000	[8],[9],[10]
Transfers due to changes in creditworthiness	ifrs-full_IncreaseDecreaseThroughTransfersFinancialAssets	(121,000,000)	[3],[4]
Stage 2 [Member] | Modified Assets Amortized Cost [Member]
Amortized cost carrying amount prior to modification	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesAmortisedCostBeforeModification	1,072,000,000
Amortized cost carrying amount prior to modification	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesAmortisedCostBeforeModification	0
Stage 3 [Member] | Gross Carrying Amount [Member]
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	216,000,000
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	68,000,000
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(2,583,000,000)
Gross Carrying Amount	db_GrossCarryingValue	11,379,000,000
Stage 3 [Member]
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	(40,000,000)
Net modification gain/losses recognized	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesModificationGainLoss	(6,000,000)
Foreign exchange and other changes	ifrs-full_IncreaseDecreaseThroughForeignExchangeFinancialAssets	(25,000,000)	[3],[4]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	68,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	3,740,000,000	[3],[4]
Allowance for Credit Losses	db_AllowanceForCreditLosses	3,656,000,000	[3],[4]
Trading securities, liabilities	db_TradingSecuritiesLiabilities	30,000,000
Financial assets that have been derecognized during the period	db_FinancialAssetsThatHaveBeenDerecognizedDuringThePeriod	(1,014,000,000)	[3],[4],[5],[6],[7]
Movements in financial assets including new business	db_MovementsIncludingNewBusiness	887,000,000	[3],[4]
Provision for Credit Losses excluding country risk	db_ProvisionForCreditLossesExcludingCountryRisk	886,000,000	[8],[9],[10]
Transfers due to changes in creditworthiness	ifrs-full_IncreaseDecreaseThroughTransfersFinancialAssets	0	[3],[4]
Stage 3 [Member] | Modified Assets Amortized Cost [Member]
Amortized cost carrying amount prior to modification	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesAmortisedCostBeforeModification	220,000,000
Amortized cost carrying amount prior to modification	ifrs-full_FinancialAssetsWithContractualCashFlowsModifiedDuringReportingPeriodWhileLossAllowanceMeasuredAtLifetimeExpectedCreditLossesAmortisedCostBeforeModification	47,000,000
Stage 3 [Member] | Stage 3 [Member] | Total loan loss allowance [Member]
Recovery of written off amounts	db_RecoveryOfWrittenOffAmounts	93,000,000	[15],[16],[17]
Stage 1 [Member]
Accommodation and food service activities	db_AccommodationAndFoodServiceActivities	1,385,000,000
Information and communication	db_InformationAndCommunication	7,096,000,000
Financial and insurance activities	db_FinancialAndInsuranceActivities	356,491,000,000
Real estate activities	db_RealEstateActivities	41,450,000,000
Mining and quarrying	db_MiningAndQuarrying	2,227,000,000
Agriculture, forestry and fishing	db_AgricultureForestryAndFishing	425,000,000
Manufacturing	db_Manufacturing	25,151,000,000
Water supply, sewerage, waste management and remediation activities	db_WaterSupplySewerageWasteManagementAndRemediationActivities	624,000,000
Construction	db_Construction	3,453,000,000
Wholesale and retail trade, repair of motor vehicles and motorcycles	db_WholesaleAndRetailTradeRepairOfMotorVehiclesAndMotorcycles	18,710,000,000
Electricity, gas, steam and air conditioning supply	db_ElectricityGasSteamAndAirConditioningSupply	6,226,000,000
Transport and storage	db_TransportAndStorage	€ 5,233,000,000

[1]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
[2]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022
[5]	This position includes charge offs of allowance for credit losses
[6]	This position includes charge offs of allowance for credit losses
[7]	This position includes charge offs of allowance for credit losses
[8]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[9]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[10]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[11]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[12]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[13]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[14]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[15]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[16]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[17]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021